Credit Risk - Disclosure of provisions for loan commitment and financial guarantees (Details) - ECL movement on loan commitments and other financial guarantees £ in Millions	6 Months Ended
Jun. 30, 2025 GBP (£)
Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	£ 11,435
Net transfers between stages	0
Business activity in the period	10,088
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(8,079)
Limit management and final repayments	(191)
Ending balance	13,253
Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	165,114
Net transfers between stages	0
Business activity in the period	9,298
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(9,151)
Limit management and final repayments	(6,305)
Disposals	(5,430)
Ending balance	153,526
Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	8,881
Net transfers between stages	0
Business activity in the period	370
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(147)
Limit management and final repayments	(601)
Disposals	(774)
Ending balance	7,729
Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	246,727
Net transfers between stages	0
Business activity in the period	53,512
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5,963)
Limit management and final repayments	(52,107)
Ending balance	242,169
Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	(66)
Net transfers between stages	0
Business activity in the period	(13)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2
Limit management and final repayments	10
Disposals	0
Ending balance	(67)
Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	(6)
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3
Limit management and final repayments	0
Disposals	0
Ending balance	(3)
Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	(367)
Net transfers between stages	0
Business activity in the period	(54)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	12
Limit management and final repayments	54
Ending balance	(355)
Stage 1 | Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	11,093
Net transfers between stages	(22)
Business activity in the period	10,082
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(8,050)
Limit management and final repayments	(171)
Ending balance	12,932
Stage 1 | Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	162,471
Net transfers between stages	(2,001)
Business activity in the period	9,162
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,840)
Limit management and final repayments	(6,172)
Disposals	(5,203)
Ending balance	150,417
Stage 1 | Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	8,416
Net transfers between stages	(10)
Business activity in the period	364
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(126)
Limit management and final repayments	(573)
Disposals	(743)
Ending balance	7,328
Stage 1 | Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	230,275
Net transfers between stages	(77)
Business activity in the period	52,278
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,520)
Limit management and final repayments	(49,958)
Ending balance	227,998
Stage 1 | Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Stage 1 | Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	(53)
Net transfers between stages	(10)
Business activity in the period	(11)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	16
Limit management and final repayments	5
Disposals	0
Ending balance	(53)
Stage 1 | Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	(6)
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3
Limit management and final repayments	0
Disposals	0
Ending balance	(3)
Stage 1 | Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	(105)
Net transfers between stages	(23)
Business activity in the period	(23)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	29
Limit management and final repayments	14
Ending balance	108
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	340
Net transfers between stages	20
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(27)
Limit management and final repayments	(19)
Ending balance	314
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	2,515
Net transfers between stages	1,977
Business activity in the period	136
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,284)
Limit management and final repayments	(122)
Disposals	(217)
Ending balance	3,005
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	440
Net transfers between stages	10
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(14)
Limit management and final repayments	(25)
Disposals	(30)
Ending balance	381
Lifetime expected credit losses | Stage 2 | Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	15,433
Net transfers between stages	(77)
Business activity in the period	1,166
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,182)
Limit management and final repayments	(1,986)
Ending balance	13,354
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	(13)
Net transfers between stages	10
Business activity in the period	(2)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(14)
Limit management and final repayments	5
Disposals	0
Ending balance	(14)
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Disposals	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	(237)
Net transfers between stages	22
Business activity in the period	(31)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(17)
Limit management and final repayments	38
Ending balance	(225)
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	2
Net transfers between stages	2
Business activity in the period	6
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2)
Limit management and final repayments	(1)
Ending balance	7
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	122
Net transfers between stages	24
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(26)
Limit management and final repayments	(11)
Disposals	(10)
Ending balance	99
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	25
Net transfers between stages	0
Business activity in the period	6
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7)
Limit management and final repayments	(3)
Disposals	(1)
Ending balance	20
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	1,019
Net transfers between stages	154
Business activity in the period	68
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(261)
Limit management and final repayments	(163)
Ending balance	817
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Disposals	0
Ending balance	0
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Disposals	0
Ending balance	0
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	(25)
Net transfers between stages	1
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	2
Ending balance	(22)
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	6
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Limit management and final repayments	0
Disposals	0
Ending balance	5
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Disposals	0
Ending balance	0
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Disposals	0
Ending balance	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Disposals	0
Ending balance	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	£ 0